Right-of-use-assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use-assets

9 Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2021 and 2020, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2019	66,867	1,037	67,904
Additions	10,083	—	10,083
Disposals	(6,910)	—	(6,910)
Adjustments due to remeasurements	693	—	693
Adjustments due to modifications	(327)	—	(327)
Effect of translation adjustments	(2,696)	(14)	(2,710)
Cost as at December 31, 2020	67,710	1,023	68,733
Additions	3,194	—	3,194
Disposals	(1,267)	—	(1,267)
Adjustments due to remeasurements	9,084	—	9,084
Adjustments due to modifications	42	(1)	41
Effect of translation adjustments	3,021	13	3,034
Cost as at December 31, 2021	81,784	1,035	82,819

Accumulated depreciation and impairment loss as at Dec. 31, 2019	(12,884)	(302)	(13,186)
Depreciation	(13,066)	(310)	(13,376)
Disposals	6,639	—	6,639
Impairment loss	(584)	—	(584)
Adjustments due to remeasurements	157	—	157
Adjustments due to modifications	—	—	—
Effect of translation adjustments	621	9	630
Accumulated depreciation and impairment loss as at Dec. 31, 2020	(19,117)	(603)	(19,720)
Depreciation	(11,457)	(249)	(11,706)
Disposals	1,209	—	1,209
Impairment loss	(1,188)	—	(1,188)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(648)	(11)	(659)
Accumulated depreciation and impairment loss as at Dec. 31, 2021	(31,201)	(863)	(32,064)

Net book value as at December 31, 2019	53,983	735	54,718
Net book value as at December 31, 2020	48,593	420	49,013
Net book value as at December 31, 2021	50,583	172	50,755

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago.

The Group leases vehicles under a number of leases. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/21	31/12/20
United States of America	15,853	14,643
Italy	11,977	9,671
Spain	4,809	5,382
United Kingdom	7,625	9,274
China	4,076	5,484
Others	6,415	4,559
Total	50,755	49,013

As at December 31, 2021, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. For additional information on the impairment assessment, reference should be made to note 8.

As result of the 2021, 2020 and 2019 impairment assessment performed by the Group, impairment losses of 1,188, 584 and nil have emerged for right-of-use assets, respectively.

Other information about leases for which the Group is a lessee is presented below.

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Depreciation charge of right-of-use assets	11,706	13,376	13,227
Interest on lease liabilities	2,584	2,613	2,635
Expenses relating to short-term leases	1,187	719	1,090
Expenses relating to leases of low-value assets, excluding short-term leases	169	122	132
Covid-19 rent concessions	(1,515)	(1,799)	—
Total	14,131	15,031	17,084

Lease payments recognised in statement of cash flows for the years ended December 31, 2021, 2020 and 2019 amount to 12,693, 12,496 and 14,251, respectively, and include interests paid for 2,603, 2,589 and 2,291, respectively (see note 20).